CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Current
Cash	[1]	$ 1,594,429	$ 386,630
Accounts receivable, net of allowance for doubtful accounts		2,378,671	3,815,278
Deposits, prepaid expenses and other assets		716,877	498,151
Current assets		4,689,977	4,700,059
Equipment	[2]	43,419	66,329
Intangible assets	[3]	4,701,199	5,121,845
Goodwill		3,343,129	3,343,129
Assets		12,777,724	13,231,362
Current
Accounts payable and accrued liabilities		2,861,051	2,542,885
Deferred revenue		561,760	959,881
Due to related parties	[4]	77,244	44,972
Working Capital Line of Credit	[5]	0	933,159
Liabilities		3,500,055	4,480,897
Shareholders' equity
Common shares	[6]	29,523,285	26,186,684
Warrants	[6]	421,796	421,796
Contributed surplus	[6]	5,127,412	4,797,541
Deficit		(24,492,047)	(21,395,878)
Accumulated other comprehensive loss		(1,302,777)	(1,259,678)
Equity		9,277,669	8,750,465
Equity and liabilities		$ 12,777,724	$ 13,231,362

[1]	(Note 3)
[2]	(Note 5)
[3]	(Note 6)
[4]	(Note 7)
[5]	(Note 14)
[6]	(Note 9)